Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - Reserves for Cash Flow Hedges [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedging reserves (hedging revenues) at the beginning of the year, net	$ (11,577)	$ (8,571)	$ (54,643)
Foreign currency exchange differences recorded in equity, net	2,311	181	(66,539)
Recognition of foreign currency exchange differences revenue, net	(78)	(225)	4,691
Foreign currency translation differences	(410)	540	(2,927)
Transfer to assests held for distribution to owners			110,847
Other		(3,502)
Balance in hedging reserves (hedging revenues) at the end of the year, net	$ (9,754)	$ (11,577)	$ (8,571)